Amendment Dated January 16, 2019

to the Amended and Restated By-Laws of

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Dated November 15, 2006

WHEREAS, Article X, Section 1 of the Amended and Restated By-Laws provides that the Amended and Restated By-Laws may be amended by the Board of Directors (the “Board”); and

WHEREAS, by resolution dated November 15, 2018, the Board authorized the Amended and Restated By-Laws to be amended as set forth below.

NOW, THEREFORE, the Amended and Restated By-Laws are hereby amended as follows:

Article II, Section 2 is replaced in its entirety as follows:

Section 2. CALL OF MEETING.

(a) Regular Meeting. A regular meeting of the shareholders may be called at any time by the Board of Directors, the Chairperson (as defined under Section 3 of Article III herein) or by the President (as defined under Section 1 of Article V herein). If the Corporation is required under the Investment Company Act of 1940, as amended (the “1940 Act”), to hold a shareholders’ meeting to elect directors, the meeting shall be deemed an “annual meeting” for that year for purposes of the 1940 Act. If a regular meeting of shareholders has not been held during the immediately preceding fifteen (15) months, a shareholder or shareholders holding three percent (3%) or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders by written notice of demand given to the President or the treasurer (as described under Section 1 of Article V herein); provided, however, that such demand for a shareholders meeting is not inconsistent with the federal securities laws, including the 1940 Act and the rules and regulations thereunder. Within thirty (30) days after receipt of the demand by either one of such officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held on notice no later than ninety (90) days after receipt of the demand, all at the expense of the Corporation. If the Board of Directors fails to cause a regular meeting to be called and held as required by this Section 2(a), the shareholder or shareholders making the demand may call the regular meeting by giving notice as provided in Section 3 of this Article, all at the expense of the Corporation. Except with respect to adjournments as provided herein, to be properly brought before a regular meeting of Shareholders, business (which shall include the election of directors if so required by Section 302A.431, Subd. 4 of the Minnesota Statutes) must be (i) specified in the notice of meeting (or any supplement thereto) given by or at the direction of the Board of Directors, or (ii) otherwise properly brought before the meeting by a Shareholder pursuant to and in accordance Section 11 of this Article II.

(b) Special Meeting. A special meeting of the shareholders may be called for any purpose or purposes at any time, by: (i) the Board of Directors; (ii) the Chairperson; (iii) two or more directors; (iv) the President; (v) the treasurer of the Corporation; or (vi) a shareholder or shareholders holding ten percent (10%) or more of the voting power of all shares entitled to vote, provided, however, that a special meeting for the purpose of considering any action to directly or indirectly facilitate or effect a business combination, including any action to change or otherwise affect the composition of the Board of Directors for that purpose, must be called by twenty-five percent (25%) or more of the voting power of all shares entitled to vote. A shareholder or shareholders holding the voting power specified in the preceding clause (v) may demand a special meeting of shareholders by written notice of demand given to the President or treasurer of the Corporation and containing the purposes of the meeting. Within 30 days after receipt of the demand by one of those officers, the Board of Directors shall cause a special meeting of shareholders to be called and held on notice no later than 90 days after receipt of the demand, all at the expense of the Corporation. If the Board of Directors fails to cause a special meeting to be called and held as required by this Section 2(b), the shareholder or shareholders making the demand may call the meeting by giving notice as required by in Section 3 of this Article, all at the expense of the Corporation. Special meetings shall be held on the date and at the time and place fixed by: (w) the Board of Directors; (x) the Chairperson; (y) the President; or (z) the treasurer of the Corporation, provided, however, that a special meeting called by or at the demand of a shareholder or shareholders pursuant to the preceding clause (v) shall be held in the county where the principal executive office of the Corporation is located. The business transacted at a special meeting is limited to the purposes stated in the notice of the meeting. Any business transacted at a special meeting that is not included in those stated purposes is voidable by or on behalf of the Corporation, unless all of the shareholders have waived notice of the meeting in accordance with Section 8 of this Article.

; and Article II, Section 3 is replaced in its entirety as follows:

Section 3. NOTICE OF SHAREHOLDERS’ MEETING. In all instances where a specific minimum notice period has not otherwise been fixed by law, all notices of meetings of shareholders shall be sent or otherwise given, in accordance with Section 4 of this Article, not less than ten (10) nor more than sixty (60) days before the date of the meeting. The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted. No additional notice need be provided if the meeting is adjourned in accordance with Section 5 of this Article II to a date not more than 120 days after the date fixed for the original meeting, and the date, time, and place of the meeting were announced at the time of the original meeting or any adjournment of the original meeting.

; and Article II is amended to include Sections 11 and 12 as follows:

Section 11. SHAREHOLDER PROPOSALS.

(a) Proponents. The nominations of individuals for election to the Board of Directors and other lawfully permissible proposals to be considered by shareholders may be presented at a regular meeting of the shareholders by properly being brought before the meeting by a person who: (i) is either (x) a shareholder at the time of the giving of notice provided for in this Section 11, on the record date for the regular meeting, and at the time of the regular meeting, or (y) a person (a “Nominee Holder”) that holds shares entitled to vote at meetings of shareholders through a nominee or “street name” holder of record and demonstrates to the Corporation such indirect ownership and entitlement to vote such shares, and is a Nominee

Holder at the time of the giving of notice provided for in this Section 11, on the record date for the regular meeting, and at the time of the meeting (such shareholder or Nominee Holder to be referred to as a “Proponent”); and (ii) complies with the applicable notice procedures set forth in this Section 11.

(b) Shareholder Notice. For nominations or a proposal to be properly brought before a regular meeting by a Proponent: (i) the Proponent must have given timely notice thereof in writing to the secretary of the Corporation at the principal executive offices of the Corporation (the “Shareholder Notice”); and (ii) the Proponent or its representative (the “Proponent Representative”) must attend the regular meeting in person and present the nominations or the proposal to be considered. To be timely, a Shareholder Notice must be made in writing and received by the secretary of the Corporation by close of business not more than 150 days and not less than 120 days before the first anniversary of the date that the Corporation’s proxy statement was released to shareholders in connection with the previous year’s regular meeting (the “Prior Mailing Date”). In no event shall the adjournment of a regular meeting, or any announcement thereof, commence a new period for the giving of notice as provided in this Section.

(c) Other Regular Meeting Date. If and only if the regular meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary of the prior year’s regular meeting (the “Prior Regular Meeting Date”) and ends thirty (30) days after the first anniversary of the Prior Regular Meeting Date (a regular meeting date outside such period being referred to as an “Other Regular Meeting Date”), such Shareholder Notice shall be considered timely hereunder if given in the manner provided herein by the later of the close of business on (i) the date 120 days before the first anniversary of the Prior Mailing Date, or (ii) the 10th day following the date such Other Regular Meeting Date is first publicly announced or disclosed; provided, however, that if the Other Regular Meeting Date was disclosed in the proxy statement for the prior year’s regular meeting, then the dates for receipt of the Shareholder Notice shall be calculated in accordance with Section 11(b) above based on such Other Regular Meeting Date and disclosed in the proxy statement for the prior year’s regular meeting.

(d) Change in Board Seats. Notwithstanding anything in these By-Laws to the contrary, in the event that the number of Directors to be elected to the Board of Directors of the Corporation is increased, and either all of the nominees for Director or the size of the increased Board of Directors are not publicly announced or disclosed by the Corporation at least 150 days prior to the first anniversary of the Prior Mailing Date, a Shareholder Notice shall be considered timely hereunder, but only with respect to nominees for any new positions created by such increase, if given in the manner provided herein by the later of the close of business on (i) the date 120 days before the first anniversary of the Prior Mailing Date, or (ii) the 10th day following the date that all of such nominees or the size of the increased Board of Directors shall have been publicly announced or disclosed.

(e) Nominations. An individual may be nominated by a Proponent for election as a Director of the Corporation only by a holder of a class of shares entitled to vote on the election of such nominee. The Shareholder Notice given by a Proponent to the secretary of the Corporation with respect to nominations for the election of Directors shall set forth in writing: (i) the name, age, business address and, if known, residence address of each nominee proposed in such Shareholder Notice; (ii) the principal occupation or employment of each such nominee; (iii) the number of shares which are beneficially owned by each such nominee; (iv) whether the Proponent believes each nominee is or will be an “interested person” of the Corporation (as defined in the 1940 Act); (v) the written and signed consent of each person to be nominated, to be named as a nominee and to serve as a Director if elected; and (vi) all other information regarding each nominee as would have been required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission (the “Commission”) had each such nominee been nominated by the Board of Directors of the Corporation. In addition, the Proponent shall promptly provide any other information reasonably requested by the Corporation.

(f) Proposals. A Proponent may submit no more than one proposal to the Corporation for a particular regular meeting. The Shareholder Notice given by a Proponent to the secretary of the Corporation with respect to a proposal to be brought before a regular meeting shall set forth in writing: (i) a representation that the Proponent is a holder of record of shares of the Corporation, is entitled to vote at such regular meeting and intends to appear in person or by proxy through its Proponent Representative at the meeting to introduce the business specified in the Shareholder Notice; (ii) a complete description of the proposal desired to be brought before the meeting and the reasons for conducting such business at the meeting; (iii) the name and address of the Proponent as they appear on the Corporation’s books; (iv) the number of shares that are beneficially owned by the Proponent; (v) any material interest of the Proponent or any Associated Person of such Proponent in the proposal; and (vi) all other information regarding the proposal as would have been required to be included in a proxy statement filed pursuant to the proxy rules of the Commission had the proposal been proposed by the Board of Directors of the Corporation and included in the Corporation’s proxy statement for the regular meeting.

(g) Presence at Meeting; Proponent Representative. Notwithstanding the foregoing provisions of this Section, unless otherwise required by law, if the Proponent or a Proponent Representative does not appear at the regular meeting of shareholders of the Corporation to present the nomination or proposal, then the nomination or proposal shall be disregarded and shall not be brought before the meeting, notwithstanding that proxies in respect of the nomination or proposal may have been received by the Corporation. For purposes of this Section, a Proponent Representative must be either (i) a duly authorized officer, manager or partner of the Proponent, and the Proponent Representative must deliver an incumbency certificate evidencing such position to the acting secretary at the meeting, or (ii) authorized by a writing executed by the Proponent to act as proxy for the Proponent at the meeting, and the Proponent Representative must deliver a copy of such writing to the acting secretary at the meeting.

(h) Definition of “Beneficially Owned”. As used herein, shares “beneficially owned” shall mean all shares which a person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Securities Exchange Act of 1934 (the “Exchange Act”).

(i) Definition of “Publicly Announced or Disclosed”. For purposes of this Section, a matter shall be deemed to have been “publicly announced or disclosed” if such matter is disclosed in a press release reported by the Dow Jones News Service, Associated Press, Business Wire, or comparable national news service, or in a document publicly filed by the Corporation with the Commission.

(j) Definition of “Associated Person”. For purposes of this Section 11, “Associated Person” shall mean (i) any member of the immediate family of such Proponent sharing the same household with such Proponent; (ii) any person controlling, controlled by, or under common control with, such Proponent; (iii) any person acting in concert or as part of a group (within the meaning of the Exchange Act and the regulations promulgated thereunder) with such Proponent; or (iv) any beneficial owner of shares of the Corporation owned of record or beneficially by such Proponent.

(k) Changes to Information in Shareholder Notice. If any of the foregoing information in a Shareholder Notice changes in any material respect from the date the Shareholder Notice is received through the date of the meeting, the Proponent shall promptly supplement such information to reflect such change by notice in writing and delivered to or mailed and received by the secretary of the Corporation.

(l) No proposal shall be presented at the regular meeting except as brought before the meeting in accordance with the procedures of this Section 11. The Chairperson may refuse to acknowledge any proposal not made in compliance with the foregoing procedures.

Section 12. CONDUCT OF SHAREHOLDER MEETINGS.

(a) Chairperson and Secretary of the Meeting. The President, any vice president, or other officer of the Corporation so designated by the President or any vice president, shall act as chairperson and preside over a meeting of shareholders. The secretary or an assistant secretary of the Corporation, or an individual appointed by the chairperson of the meeting, shall act as secretary of the meeting.

(b) Powers of the Chairperson. The order of business and all other matters of conduct or procedure at any meeting of shareholders shall be determined by the chairperson of the meeting, and any such determination shall be conclusive and binding upon the meeting for all purposes. The chairperson shall have the power and duty to determine whether notice of nominees and other proposals to be brought before a meeting has been duly given in the manner provided in this Article, or whether any such nomination or proposal has properly come before the meeting in accordance with the Corporation’s governing instruments and/or applicable law, and if not so given or brought, shall direct and declare at the meeting that such nominees or other proposals are out of order and/or shall not be considered. Unless otherwise determined by the chairperson, meetings of shareholders shall not be required to be held in accordance with any rules of parliamentary procedure.

(c) Rules of Conduct. The chairperson of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairperson, are necessary, desirable or appropriate for the proper conduct of the meeting, including, without limitation: (i) restricting admission to the time set for the commencement of the meeting; (ii) limiting attendance at the meeting to shareholders of record or Nominee Holders as of the record date of the meeting, their duly authorized proxies, and other such individuals as the chairperson of the meeting may determine; (iii) limiting participation at the meeting on any matter to shareholders or Nominee Holders entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine; (iv) limiting the time allotted to questions or comments by participants; (v) determining when the polls should be opened and closed; (vi) maintaining order and security at the meeting; (vii) removing any shareholder, Nominee Holders, or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairperson of the meeting; and (viii) concluding the meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting.

Adopted and approved as of January 16, 2019 pursuant to authority delegated by the Board.

/s/ David F. Connor

David F. Connor

Secretary